TRADE PAYABLES AND ACCRUED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued liabilities	$ 2,774	$ 2,919
Coricancha Mining Complex [Member]
Accrued liabilities	$ 1,912	$ 2,130